SCHEDULE OF CHANGES IN DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Derivative liability beginning			$ 947,175
Change in derivative liabilities recognized as loss on derivative	$ (68,199)	$ (420,070)	(431,853)	$ (9,698,885)	$ (7,406,416)	$ 7,238,498
Derivative liability ending	340,000		340,000		947,175
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability beginning				$ 2,601,277	2,601,277	12,447,109
Addition of new derivatives recognized as debt discounts			340,000		947,175	606,000
Addition of new derivatives recognized as day-one loss			384,767		9,907,039	1,544,785
Derivative liabilities settled upon conversion of convertible note			(731,860)		(10,954,868)	(3,130,000)
Reclassification to common stock payable			(39,993)
Change in derivative liabilities recognized as loss on derivative			47,086		(2,500,623)	(8,783,283)
Derivative liability ending						2,601,277
Reclassification from APIC to derivative due to tainted instruments						167,544
Reclassification to APIC from derivative due to not tainted instruments						$ (250,878)